Submission	Aug. 11, 2026
Submission [Line Items]
Central Index Key	0000732712
Registrant Name	VERIZON COMMUNICATIONS INC
Registration File Number	333-289928
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES